Particulars of Employees (Tables)	12 Months Ended
Jun. 30, 2018
Additional information [abstract]
Schedule of Particulars of Employees

	2018 No.	2017 No.	2016 No.
Average number of staff employed by the group during the year:
Number of operational staff	3,957	3,181	2,336
Number of administrative staff	373	283	190
Number of management staff	7	7	7
Total	4,337	3,471	2,533

	2018 £’000	2017 £’000	2016 £’000
Aggregate payroll costs of the above were:
Wages and salaries	£122,166	£82,894	£58,714
Social security and pension costs	15,336	14,850	8,643
Share-based compensation	1,505	854	768
Total	£139,007	£98,598	£68,125